Equity	12 Months Ended
Dec. 31, 2017
Equity Tables
Equity
16.	Equity

(a)	Share capital -

As of December 31, 2017, share capital is represented by 423,868,449 authorized common shares subscribed and fully paid, with a nominal value of one Sol per share. From the total outstanding common shares as of December 31, 2017; 70,097,971 are listed in the New York Stock Exchange and 353,770,478 in the Lima Stock Exchange.

As of December 31, 2016 and 2015, share capital is represented by 531,461,479, authorized common shares subscribed and fully paid, with a nominal value of one Sol per share. From the total outstanding common shares as of December 31, 2016 and 2015, 111,484,000 are listed (in the form of ADSs) on the New York Stock Exchange and 419,977,479 in the Lima Stock Exchange.

(b)	Investment shares -

Investment shares do not have voting rights or participate in shareholder’s meetings but do participate in the distribution of dividends. Investment shares confer upon the holders thereof the right to participate in dividends distributed according to their nominal value, in the same manner as common shares. Investment shares also confer the holders thereof the right to:

(i)	maintain the current proportion of the investment shares in the case of capital increase by new contributions;

(ii)	increase the number of investment shares upon capitalization of retained earnings, revaluation surplus or other reserves that do not represent cash contributions;

(iii)	participate in the distribution of the assets resulting from liquidation of the Company in the same manner as common shares; and,

(iv)	redeem the investment shares in case of a merger and/or change of business activity of the Company.

As of December 31, 2017, the Company had 40,278,894 investment shares (50,503,124 investment shares as of December 31, 2017 and 2016) subscribed and fully paid, with a nominal value of one Sol per share.

(c)	Treasury shares -

As of December 31, 2017, the Company maintained 36,040,497 investment shares amounting to S/119,005,000.

In January 2017 and October 2015, the Company acquired 7,911,845 and 37,276,580 investment shares for S/34,216,000 and S/108,248,000, respectively. In March 2017, as a result of the execution of the spin-off of Fosfatos del Pacífico, the Company exchanged 9,148,373 of its treasury investment shares amounting to S/23,459,000 for investment shares of Fossal, see note 1.1.

(d)	Additional paid-in capital -

As of December 31, 2016, additional paid-in capital is represented mainly by S/561,191,000 obtained as a result of the issue of 111,484,000 common shares and 928,000 investment shares corresponding to a public offering of American Depositary Shares (ADS) registered with the New York Stock Exchange and Lima Stock Exchange on 2012. This amount corresponds to the excess of the total proceeds obtained by this transaction in relation to the nominal value of these shares.

In March and December 2017, the Company recognized a debit for S/118,569,000 and a credit for S/6,759,000 in this caption as a result of the spin-off of the interest in Fosfatos del Pacífico S.A. and the impairment of the brine project, respectively, see notes 1.1 and 1.2.

(e)	Legal reserve -

Provisions of the General Corporation Law require that a minimum of 10% of the distributable earnings for each period, after deducting the income tax, be transferred to a legal reserve until such is equal to 20% of the capital. This legal reserve can offset losses or can be capitalized, and in both cases there is the obligation to replenish it.

(f)	Other reserves -

This reserve records fair value changes on available-for-sale financial assets and the unrealized results on cash flow hedge.

(g)	Distributions made and proposed –

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Cash dividends on ordinary shares declared and paid
Dividend for 2017: S/0.35000 per share (2016: S/0.28500 per share, 2015: S/0.28000 per share)	149,837	155,236	162,950

	149,837	155,236	162,950

As of December 31, 2017 and 2016, dividends payable amount to S/29,725,000 and S/5,070,000, respectively. On 2017, in order to comply with Peruvian law requirements, S/189,000 corresponding to dividends payable with aging greater than ten years were transferred from dividends payable caption to legal reserve caption in the consolidated statements of changes in equity.

(h)	Contributions of non-controlling interest -

Salmueras Sudamericanas S.A.

In order to finance the Salmueras Project, the General Shareholders’ Meetings of the subsidiary Salmueras Sudamericanas S.A. of June 13, 2017, December 13, 2016 and February 2, 2016, agreed contributions of S/3,467,000, S/783,000 and S/4,100,000, respectively. The General Shareholders’ Meeting held on June 4, 2015, agreed a contribution of S/2,400,000. Under this agreement, during 2017, the contributions made by Quimpac S.A. amounted to S/490,000 (S/473,000 and 277,000 during 2016 and 2015, respectively).

The effect of the difference on capital contributions and interests acquired by each shareholder amounted to S/576,000, S/556,000 and S/325,000, during the years 2017, 2016 and 2015, respectively, and were recognized as a debit in additional paid-in capital and a credit in non-controlling interest.

All these contributions are partial payments of the capital commitment assumed by the Company and Quimpac S.A., if the brine project is developed up to US$100,000,000 and US$14,000,000, respectively, to maintain its interests in this subsidiary. In 2017, the Group decided not no continue with the brine project, see note 1.2.

Fosfatos del Pacífico S.A.

The General Shareholders’ Meeting of the subsidiary Fosfatos del Pacífico S.A. (subsidiary of the Company until February 28, 2017) held on August 2, 2016 agreed a contribution of S/13,384,000. During 2016, the contribution made by MCA Phosphates Pte. amounted to S/4,015,000.

The General Shareholders’ Meeting of the subsidiary Fosfatos del Pacífico S.A. held on July 14 and September 25, 2015, agreed a contribution of S/78,178,000 and S/15,813,000, respectively. In connection with this agreement, during the year ended December 31, 2015, the contribution made by MCA Phosphates Pte. amounted to S/28,198,000.

During February, July, September and December 2016, the Company made additional capital contributions of S/23,216,000, S/1,000,000, S/1,200,000 and S/400,000, respectively; which was approved by the Board of Directors; this contribution did not include a change in the percentage interests held by the current shareholders. This capital contribution was used as working capital of the brick plant. The effect of the difference on capital contributions and interests acquired by each shareholder amounted to S/7,745,000 during 2016, and it was recognized as a debit in additional paid-in capital and a credit in non-controlling interest.